Schedule I-Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2011
Schedule I-Summary of Investments Other-Than-Investments in Related Parties
Schedule I-Summary of Investments Other-Than-Investments in Related Parties

Union Security Life Insurance Company of New York
at December 31, 2011
Schedule I — Summary of Investments Other-Than-Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which Shown in Balance Sheet
	(in thousands)
Fixed Maturity Securities:
United States Government and government agencies and authorities	$509	$747	$747
States, municipalities and political subdivisions	26,993	30,454	30,454
Foreign governments	755	878	878
Asset-backed	90	92	92
Commercial mortgage-backed	1,951	2,046	2,046
Residential mortgage-backed	8,418	9,206	9,206
Corporate	71,841	79,274	79,274
Total fixed maturity securities	110,557	122,697	122,697
Equity Securities:
Non-redeemable preferred stocks	6,041	6,066	6,066
Commercial mortgage loans on real estate, at amortized cost	26,275	28,733	26,275
Policy loans	146	146	146
Short-term investments	3,111	3,111	3,111
Other investments	621	621	621
Total investments	$146,751	$161,374	$158,916